Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000121983 [Member]
Shareholder Report [Line Items]
Fund Name	Riverbridge Growth Fund
Class Name	Institutional Class
Trading Symbol	RIVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Additional Information Phone Number	(888) 447-4470
Additional Information Website	https://riverbridge.com/growth-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Institutional Class/RIVBX)	$47	0.96%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 199,700,346
Holdings Count | Holding	45
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$199,700,346
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.3%
Microsoft Corp.	7.7%
HEICO Corp.	5.0%
Amazon.com, Inc.	4.5%
ServiceNow, Inc.	3.5%
Tyler Technologies, Inc.	3.4%
Fastenal Co.	3.3%
Veeva Systems, Inc. - Class A	3.2%
S&P Global, Inc.	2.7%
CoStar Group, Inc.	2.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.3%
Microsoft Corp.	7.7%
HEICO Corp.	5.0%
Amazon.com, Inc.	4.5%
ServiceNow, Inc.	3.5%
Tyler Technologies, Inc.	3.4%
Fastenal Co.	3.3%
Veeva Systems, Inc. - Class A	3.2%
S&P Global, Inc.	2.7%
CoStar Group, Inc.	2.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000121984 [Member]
Shareholder Report [Line Items]
Fund Name	Riverbridge Growth Fund
Class Name	Investor Class
Trading Symbol	RIVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Additional Information Phone Number	(888) 447-4470
Additional Information Website	https://riverbridge.com/growth-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Investor Class/RIVRX)	$59	1.21%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%	[2]
Net Assets	$ 199,700,346
Holdings Count | Holding	45
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$199,700,346
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.3%
Microsoft Corp.	7.7%
HEICO Corp.	5.0%
Amazon.com, Inc.	4.5%
ServiceNow, Inc.	3.5%
Tyler Technologies, Inc.	3.4%
Fastenal Co.	3.3%
Veeva Systems, Inc. - Class A	3.2%
S&P Global, Inc.	2.7%
CoStar Group, Inc.	2.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.3%
Microsoft Corp.	7.7%
HEICO Corp.	5.0%
Amazon.com, Inc.	4.5%
ServiceNow, Inc.	3.5%
Tyler Technologies, Inc.	3.4%
Fastenal Co.	3.3%
Veeva Systems, Inc. - Class A	3.2%
S&P Global, Inc.	2.7%
CoStar Group, Inc.	2.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.